Financial risk management - Foreign exchange risk (Details) - Currency risk - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
USD
Disclosure of risk management strategy related to hedge accounting [line items]
Net exposure to exchange differences of the monetary assets	€ 1,053,803	€ 821,916	€ 312,831
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%
Increase (decrease) in financial instrument due to reasonably possible increase in designated risk component	€ (95,800)	(74,720)	(28,440)
Increase (decrease) in financial instrument due to reasonably possible decrease in designated risk component	95,800	74,720	28,440
JPY
Disclosure of risk management strategy related to hedge accounting [line items]
Net exposure to exchange differences of the monetary assets	215	488
GBP
Disclosure of risk management strategy related to hedge accounting [line items]
Net exposure to exchange differences of the monetary assets	39	4	2
CHF
Disclosure of risk management strategy related to hedge accounting [line items]
Net exposure to exchange differences of the monetary assets	€ 94	€ 1	€ 4
Other currencies
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%
Increase (decrease) in financial instrument due to reasonably possible increase in designated risk component	€ 0
Increase (decrease) in financial instrument due to reasonably possible decrease in designated risk component	€ 0